Annual Total Returns - Delaware Select Growth Fund - Class A	Oct. 31, 2021
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2012	15.31%
2013	31.53%
2014	6.79%
2015	(0.44%)
2016	(1.88%)
2017	22.20%
2018	(2.70%)
2019	27.43%
2020	46.04%
2021	3.16%